ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31
	2019	2018
	$	$
Liabilities related with the Smart ID acquisition (see note 8 c1)	805	805
Accrued marketing expenses	240	223
Professional services	283	553
Facilities	466	305
Legal contingent liability	60	60
Legal service providers	76	709
Other accrued expenses	2,739	1,820
	4,667	4,475